Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2023
Registrant Name	dei_EntityRegistrantName	John Hancock Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001478482
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2023
Prospectus Date	rr_ProspectusDate	Sep. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A